UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-09417______

_______BlackRock Pennsylvania Strategic Municipal Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Pennsylvania Strategic Municipal Trust

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (unaudited)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—137.8%
			Multi-State—14.0%
A3	$ 4,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	$ 4,265,240

			Pennsylvania—114.2%
AAA	2,150	[4]	Allegheny Cnty. Port Auth. RB, 6.125%, 3/01/09, MBIA	N/A	2,297,920
AAA	1,800	[4]	Allegheny Cnty. San. Auth. RB, 5.375%, 12/01/07, MBIA	N/A	1,871,010
BBB+	1,400		Bucks Cnty. Ind. Dev. Auth. RB, Pennswood Vlg. Proj., Ser. A, 6.00%, 10/01/34	10/12 @ 101	1,499,372
Aaa	2,500	[5]	Delaware Cnty. Auth. RB, Mercy Hlth. Corp. Proj., 6.00%, 12/15/26	ETM	2,562,500
AAA	1,250		Delaware Cnty. Ind. Dev. Auth. RB, Philadelphia Suburban Wtr. Proj.,
			6.00%, 6/01/29, FGIC, AMT	06/09 @ 101	1,331,125
			Econ. Dev. Fin. Auth. RB,
A3	1,000		Amtrak Proj., Ser. A, 6.25%, 11/01/31, AMT	05/11 @ 101	1,084,930
A3	1,000		Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	05/11 @ 101	1,089,190
NR6	1,000		Amtrak Proj., Ser. G, 5.125%, 12/01/15, AMT	No Opt. Call	997,070
			Higher Edl. Facs. Auth. RB,
AA-	1,250		Lafayette Coll. Proj., 6.00%, 5/01/30	05/10 @ 100	1,341,512
AA	95		Philadelphia Univ. Proj., 6.10%, 6/01/30, RAA	06/10 @ 100	101,755
AA	1,030		Univ. of Pennsylvania Proj., Ser. C, 4.75%, 7/15/35	07/15 @ 100	1,049,941
AA	2,000		Univ. of the Arts Proj., Ser. A, 5.00%, 9/15/33, RAA	09/16 @ 100	2,097,420
Aaa	1,000		Univ. Pptys., Inc. Proj., Ser. A, 5.00%, 8/01/35, CIFG	08/16 @ 100	1,051,460
A-	1,250		Montgomery Cnty. Ind. Dev. Auth. RB, Acts Retirement-Life Cmntys. Proj., 5.25%, 11/15/28	11/08 @ 101	1,273,512
AA	1,000		Pennsylvania St. Univ. RB, 5.00%, 9/01/35	09/15 @ 100	1,052,830
AAA	1,250		Philadelphia Arpt. Sys. RB, Ser. B, 5.40%, 6/15/27, FGIC, AMT	06/07 @ 102	1,284,750
AAA	1,250		Philadelphia Pkg. Auth. RB, 5.625%, 9/01/18, FSA	09/09 @ 101	1,325,900
			Philadelphia Sch. Dist. GO,
AAA	2,800	[4]	Ser. C, 5.50%, 3/01/10, MBIA	N/A	2,970,044
AAA	3,050	[4]	Ser. C, 5.75%, 3/01/10, MBIA	N/A	3,259,474
AAA	2,000		Pittsburgh Urban Redev. Auth. RB, 5.00%, 9/01/33, MBIA	09/15 @ 100	2,104,140
AAA	2,250		Southeastern Trans. Auth. RB, 5.375%, 3/01/17, FGIC	03/07 @ 102	2,310,907
AAA	840		Washington Cnty. Auth. RB, Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	898,330

					34,855,092

			Puerto Rico—9.6%
BBB-	1,250		Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	1,284,900
Aaa	1,495	[4]	Pub. Fin. Corp. RB, Ser. E, 5.50%, 2/01/12	N/A	1,632,211

					2,917,111

			Total Long-Term Investments (cost $39,628,783)		42,037,443

			SHORT-TERM INVESTMENTS—17.3%
			Pennsylvania—11.1%
A-1+	1,400	[7]	Emmaus Gen. Auth. RB, 3.75%, 10/04/06, FSA, FRWD	N/A	1,400,000
VMIG1	100	[7]	Higher Ed. Facs. Auth. RB, St. Sys. Higher Ed. Proj., Ser. AB,
			3.73%, 10/05/06, MBIA, FRWD	N/A	100,000
			Higher Edl. Asst. Agcy. RB,
A-1+	1,400	[7]	Ser. A, 3.75%, 10/04/06, AMBAC, AMT, FRWD	N/A	1,400,000
VMIG1	500	[7]	Ser. C, 3.75%, 10/04/06, AMBAC, AMT, FRWD	N/A	500,000

					3,400,000

1

BlackRock Pennsylvania Strategic Municipal Trust (BPS) (continued)

	Shares
Rating[1]	(000)	Description	Value

		Money Market Funds—6.2%
NR	1,500	AIM Tax Free Cash Reserve Portfolio	$ 1,500,000
NR	400	SSgA Tax Free Money Mkt. Fund	400,000

			1,900,000

		Total Short-Term Investments (cost $5,300,000)	5,300,000

		Total Investments —155.1% (cost $44,928,7838)	$ 47,337,443
		Other assets in excess of liabilities —2.3%	687,177
		Preferred shares at redemption value, including dividends payable —(57.4)%	(17,505,394)

		Net Assets Applicable to Common Shareholders —100%	$ 30,519,226

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2006, the Trust held 14.0% of its net assets, with a current market value of $4,265,240, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is collateralized by Municipal or U.S. Treasury obligations.
[6]	Security is deemed to be of investment grade quality by the investment advisor.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2006.
[8]	Cost for Federal income tax purposes is $44,872,430. The net unrealized appreciation on a tax basis is $2,465,013, consisting of $2,467,943 gross unrealized appreciation and $2,930 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
AMT	—	Subject to Alternative Minimum Tax	GO	—	General Obligation
CIFG	—	CIFG Assurance	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	RAA	—	Radian Asset Assurance
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Pennsylvania Strategic Municipal Trust___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006